COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of commitments and contingencies [line items]
Provisions	$ 913,671	$ 1,028,051
Legal issues
Disclosure of commitments and contingencies [line items]
Provisions	72,772	49,142
Labor lawsuits
Disclosure of commitments and contingencies [line items]
Provisions	320,653	89,452
Tax
Disclosure of commitments and contingencies [line items]
Provisions	142,219	171,021
Unused Balances Credit Cards
Disclosure of commitments and contingencies [line items]
Provisions	207,684	312,165
Charges to be paid to National Social Security Administration
Disclosure of commitments and contingencies [line items]
Provisions	54,058	340,203
Judicial Deposits
Disclosure of commitments and contingencies [line items]
Provisions	27,400	33,702
Eventual commitments
Disclosure of commitments and contingencies [line items]
Provisions	59,600	13,032
Others.
Disclosure of commitments and contingencies [line items]
Provisions	$ 29,285	$ 19,334